EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.3%
	AUSTRALIA — 4.4%
120,000	Newcrest Mining Ltd.	$2,280,724
805,000	Telstra Corp. Ltd.	1,911,760
		4,192,484
	BRAZIL — 4.9%
750,656	Ambev S.A. - ADR	2,094,330
570,000	Banco Bradesco S.A. - ADR	2,587,800
		4,682,130
	CANADA — 20.2%
69,500	Bank of Nova Scotia	3,706,522
168,800	Barrick Gold Corp.	3,776,056
509,900	Kinross Gold Corp.	3,559,102
69,400	Nutrien Ltd.	3,412,398
1,066,708	Yamana Gold, Inc.	4,970,859
		19,424,937
	CHILE — 3.0%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,868,913
	DENMARK — 1.4%
19,550	Novo Nordisk A/S - ADR	1,360,680
	FINLAND — 2.3%
61,555	Nokian Renkaat Oyj	2,253,921
	FRANCE — 5.8%
34,100	Societe BIC S.A.	1,947,507
41,000	Sodexo S.A. *	3,655,170
		5,602,677
	GERMANY — 8.4%
20,000	BASF S.E.	1,545,779
56,000	Bayer A.G.	3,389,400
45,000	Daimler A.G.	3,160,644
		8,095,823
	JAPAN — 2.1%
50,000	Asahi Group Holdings Ltd.	2,018,616
	NETHERLANDS — 4.2%
22,000	Aalberts N.V.	993,193

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
166,332	Royal Dutch Shell PLC - A Shares	$3,080,493
		4,073,686
	NEW ZEALAND — 0.0%
304,920	SKY Network Television Ltd. *	35,869
	NORWAY — 2.3%
124,870	Equinor A.S.A.	2,237,807
	SINGAPORE — 1.6%
842,700	Singapore Telecommunications Ltd.	1,492,868
	SWEDEN — 3.8%
32,000	Alfa Laval A.B. *	838,616
295,100	Betsson A.B.	2,773,230
		3,611,846
	SWITZERLAND — 1.6%
17,280	Novartis A.G. - ADR	1,563,322
	UNITED KINGDOM — 14.1%
111,000	BP PLC - ADR	2,466,420
121,814	British American Tobacco PLC - ADR	4,452,302
6,200	Diageo PLC - ADR	993,674
49,700	GlaxoSmithKline PLC - ADR	1,851,325
33,003	Unilever PLC - ADR	1,925,395
1,123,470	Vodafone Group PLC	1,918,472
		13,607,588
	UNITED STATES — 10.2%
119,186	Newmont Corp.	7,103,486
33,645	Philip Morris International, Inc.	2,679,824
		9,783,310
	TOTAL COMMON STOCKS
	(Cost $76,917,586)	86,906,477

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 9.7%
$9,336,344	UMB Money Market Fiduciary, 0.010% [1]	$9,336,344
	Total Short-Term Investments
	(Cost $9,336,344)	9,336,344
	TOTAL INVESTMENTS — 100.0%
	(Cost $86,253,930)	96,242,821
	Other Assets in Excess of Liabilities — 0.0%	37,804
	TOTAL NET ASSETS — 100.0%	$96,280,625

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.